CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Deficit) [Member]
Balance at Dec. 31, 2010	$ (15,920,842)	$ 3,703,908	$ 92,867,561	$ (112,492,311)
Balance, shares at Dec. 31, 2010		74,078,153
Common stock issued on debt conversion	1,296,147	65,357	1,230,790
Common stock issued on debt conversion, shares		1,307,153
Common stock issued for interest	81,221	6,768	74,453
Common stock issued for interest, shares		135,369
Common stock issued for option exercises	18,304	2,755	15,549
Common stock issued for option exercises, shares	455,098	55,098
Common stock issued for warrant exercises	260,000	18,614	241,386
Common stock issued for warrant exercises, shares		372,272
Common stock issued in exchange for IDI shares	10,760	1,381	9,379
Common stock issued in exchange for IDI shares, shares		27,611
Equity issued for interest	157,400		157,400
Stock based compensation	2,262,540		2,262,540
Net income (loss)	1,304,446			1,304,446
Balance at Dec. 31, 2011	(10,530,024)	3,798,783	96,859,058	(111,187,865)
Balance, shares at Dec. 31, 2011		75,975,656
Common stock issued for 2012 equity financing and debt restructuring, net of issuance costs	2,107,834	1,270,108	837,726
Common stock issued for 2012 equity financing and debt restructuring, net of issuance costs, shares		25,402,164
Common stock issued on debt conversion	1,660,000	280,000	1,380,000
Common stock issued on debt conversion, shares		5,600,000
Common stock issued for services rendered	177,313	24,800	152,513
Common stock issued for services rendered, shares		496,000
Amended and restated 6.25% note conversion feature	81,500		81,500
Stock based compensation	283,693		283,693
Net income (loss)	1,602,824			1,602,824
Balance at Dec. 31, 2012	$ (4,616,860)	$ 5,373,691	$ 99,594,490	$ (109,585,041)
Balance, shares at Dec. 31, 2012	107,473,820	107,473,820